DEBT - 2030 and 2032 Senior Notes (Details) - USD ($)	1 Months Ended		12 Months Ended
	Dec. 31, 2021	Mar. 31, 2020	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Debt Instrument [Line Items]
Proceeds from issuance of debt, net (Note 20)			$ 0	$ 992,000,000	$ 985,000,000
2030 Senior Notes | Senior Notes
Debt Instrument [Line Items]
Proceeds from issuance of debt, net (Note 20)		$ 985,000,000
2032 Senior Notes, net
Debt Instrument [Line Items]
Debt instrument principal amount	$ 1,000,000,000			$ 1,000,000,000
Proceeds from issuance of debt, net (Note 20)	$ 992,000,000
Debt instrument, interest rate (as a percent)	2.60%			2.60%
Maximum rate adjustment resulting from sustainability objectives	0.60%